Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Income Tax Expense (Benefit)

The provision for income tax expense (benefit) for the years ended December 31, 2014, December 31, 2013, and December 31, 2012, consisted of the following:

	2014	2013	2012
Current
Federal	$—	(32)	210
State	30	110	120

	30	78	330

Deferred
Federal	(231)	566	487
State	—	—	—

	(231)	566	487

	($201)	644	817

Reconciliation of Federal Income Tax Rate

Total income tax expense for the years ended December 31, 2014, 2013, and 2012 differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2014	2013	2012
Expected federal income tax expense at statutory tax rate	$748	1,498	1,661
Effect of nontaxable interest income	(724)	(590)	(575)
Effect of nontaxable bank owned life insurance income	(104)	(120)	(136)
Effect of QSCAB credit	(220)	(220)	(220)
State taxes on income, net of federal benefit	84	73	79
Other tax credits	(80)	(80)	(64)
Non deductible expenses	95	83	72

Total income tax expense	($201)	644	817

Effective rate	(10.1%)	14.6%	16.7%

Components of Deferred Taxes

The components of deferred taxes as of December 31, 2014, and December 31, 2013, are summarized as follows:

	2014	2013
Deferred tax assets:
Allowance for loan loss	$2,116	2,952
Accrued expenses	1,482	310
Intangible amortization	981	1,184
Other	287	275
Unrealized loss on items in comprehensive income	—	736
Other real estate owned	95	63

	4,961	5,520

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income	(1,832)	—
Depreciation and amortization	(81)	(123)

	(2,700)	(910)

Net deferred tax asset (liability)	$2,261	4,610